Cover	6 Months Ended
Jun. 30, 2024
Document Information [Line Items]
Document Type	S-4
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	3721
Entity Tax Identification Number	91-0425694
Entity Address, Address Line One	929 Long Bridge Drive
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22202
City Area Code	703
Local Phone Number	465-3500
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Registrant Name	THE BOEING COMPANY
Entity Central Index Key	0000012927
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	100 N. Riverside Plaza
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606-1596
City Area Code	312
Local Phone Number	544-2000
Contact Personnel Name	Dana E. Kumar